Long Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Borrowing base credit facility
Borrowing base	$ 798,000
OLLC $1.0 billion multi-year revolving credit facility, variable rate, due December 2016 [Member]
Borrowing base credit facility
Borrowing base	460,000
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013 [Member]
Borrowing base credit facility
Borrowing base	120,000
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017 [Member]
Borrowing base credit facility
Borrowing base	97,000
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013 [Member]
Borrowing base credit facility
Borrowing base	35,000
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013 [Member]
Borrowing base credit facility
Borrowing base	25,000
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013 [Member]
Borrowing base credit facility
Borrowing base	45,000
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015 [Member]
Borrowing base credit facility
Borrowing base	$ 16,000